Intangible assets	12 Months Ended
Mar. 31, 2018
Intangible Assets [Abstract]
Intangible assets

12. Intangible assets

	Goodwill £m	Customer relationships and brands £m	Telecoms licences and other £m	Internally developed software £m	Purchased software £m	Total £m

Cost
At 1 April 2016	7,907	3,401	2,930	4,073	1,610	19,921
Acquisitions	5	–	–	–	–	5
Additions	–	–	–	483	138	621
Disposals and adjustments[a]	(23)	–	–	(131)	2	(152)
Transfers	–	–	–	(66)	62	(4)
Exchange differences	145	21	15	4	41	226
At 31 March 2017	8,034	3,422	2,945	4,363	1,853	20,617
Additions	–	–	–	517	125	642
Acquisitions	14	–	3	–	–	17
Disposals and adjustments[a]	(3)	–	(3)	(55)	(413)	(474)
Exchange differences	(100)	(12)	6	(3)	9	(100)
At 31 March 2018	7,945	3,410	2,951	4,822	1,574	20,702
Accumulated amortisation
At 1 April 2016	–	418	131	2,747	1,175	4,471
Charge for the year[b]	–	383	140	556	101	1,180
Disposals and adjustments[a]	–	–	–	(114)	(7)	(121)
Exchange differences	–	12	9	4	33	58
At 31 March 2017	–	813	280	3,193	1,302	5,588
Charge for the year[b]	–	379	141	525	78	1,123
Disposals and adjustments[a]	–	–	(3)	(36)	(426)	(465)
Exchange differences	–	(1)	3	(2)	9	9
At 31 March 2018	–	1,191	421	3,680	963	6,255

Carrying amount
At 31 March 2018	7,945	2,219	2,530	1,142	611	14,447
At 31 March 2017	8,034	2,609	2,665	1,170	551	15,029

[a]

Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £0.4bn (2016/17: £nil).

[b]	Includes a £nil (2016/17: £62m) specific item amortisation charge relating to the write-off of internally developed software as we integrate the EE and BT IT infrastructure.

12. Intangible assets continued

Goodwill

Goodwill recognised in a business combination does not generate cash flows independently of other assets or groups of assets. As a result, the recoverable amount, being the value in use, is determined at a cash generating unit (CGU) level.

How do we determine our CGUs?

The determination of our CGUs is judgemental. The identification of CGUs involves an assessment of whether the asset or group of assets generate largely independent cash inflows. This involves consideration of how our core assets are operated and whether these generate independent revenue streams. Our CGUs are deemed to be BT Consumer, EE, Business and Public Sector, Global Services and Wholesale and Ventures which are the same units we report in our segmental reporting.

For impairment purposes goodwill is tested at the lowest level within the entity at which the goodwill is monitored for internal management purposes, and cannot be larger than our operating segments. We test goodwill at the CGU level.

What critical estimates and assumptions have we made?

In 2016/17 we re-allocated goodwill among our CGUs based on the relative fair value of the business transferred to reflect our new customer-facing units structure effective as of 1 April 2016. We estimated the relative fair values on a discounted cash flow basis using the three-year financial plans effective at the time of the re-organisation. The assumptions used were set in the same way as those used in our value in use calculations as set out below.

Our value in use calculations require estimates in relation to uncertain items, including management’s expectations of future revenue growth, operating costs, profit margins, operating cash flows, and the discount rate for each CGU.

Future cash flows used in the value in use calculations are based on our latest Board approved five-year financial plans. Expectations about future growth reflect the expectations of growth in the markets to which the CGU relates. The future cash flows are discounted using a pre-tax discount rate that reflects current market assessments of the time value of money. The discount rate used in each CGU is adjusted for the risk specific to the asset, including the countries in which cash flow will be generated, for which the future cash flow estimates have not been adjusted.

The group is required to test goodwill acquired in a business combination annually for impairment. This was carried out as at 31 January 2018. The carrying value of goodwill and the key assumptions used in performing the annual impairment assessment and sensitivities are disclosed below.

How have we carried out our goodwill impairment review?

We perform an annual goodwill impairment review, based on our CGUs.

These CGUs represent the smallest identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other groups of assets, and to which goodwill is allocated. From 1 April 2016, we re-organised our customer-facing units resulting in the change of the CGUs that have associated goodwill. We allocated goodwill to BT Consumer, EE, Business and Public Sector, Global Services and Wholesale and Ventures. Previously no goodwill was allocated to Wholesale and Ventures. In addition to goodwill being allocated to this CGU for the first time, there were changes to the amount allocated to the other CGUs as a result of the re-organisation. Goodwill is allocated to these CGUs as follows:

Cost	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Total £m

At 1 April 2016	1,183	4,917	662	1,145	–	7,907
Re-organisation	–	(2,149)	1,921	(709)	937	–
Exchange differences	–	–	10	135	–	145
Acquisitions and disposals	–	–	(23)	–	5	(18)
At 31 March 2017	1,183	2,768	2,570	571	942	8,034
Exchange differences	–	–	(8)	(92)	–	(100)
Acquisitions and disposals	–	–	–	11	–	11
At 31 March 2018	1,183	2,768	2,562	490	942	7,945

How do we calculate the recoverable amount?

The value in use of each CGU is determined using cash flow projections derived from financial plans approved by the Board covering a five-year period. They reflect management’s expectations of revenue, EBITDA growth, capital expenditure, working capital and operating cash flows, based on past experience and future expectations of business performance. Cash flows beyond the fifth year have been extrapolated using perpetuity growth rates.

12. Intangible assets continued

What discount rate have we used?

The pre-tax discount rates applied to the cash flow forecasts are derived from our post-tax weighted average cost of capital. The assumptions used in the calculation of the group’s weighted average cost of capital are benchmarked to externally available data. The pre-tax discount rate used in performing the value in use calculation in 2017/18 was 8.4% (2016/17: 8.6%). We’ve used the same discount rate for all CGUs except Global Services where we have used  8.8% (2016/17: 9.0%) reflecting higher risk in some of the countries in which Global Services operates.

What growth rates have we used?

The perpetuity growth rates are determined based on the forecast market growth rates of the regions in which the CGU operates, and they reflect an assessment of the long-term growth prospects of that market. The growth rates have been benchmarked against external data for the relevant markets. None of the growth rates applied exceed the expected long-term average growth rates for those markets or sectors. The perpetuity growth rate for Global Services was 2.3% (2016/17: 2.4%) and 2.0% (2016/17: 2.0%) for Business and Public Sector, BT Consumer, EE and Wholesale and Ventures.

What sensitivities have we applied?

There is significant headroom in Business and Public Sector, BT Consumer, Wholesale and Ventures and EE. No reasonably possible changes in the key assumptions would cause the carrying amount of the CGUs to exceed the recoverable amount. For Global Services, the value in use exceeds the carrying value of the CGU by approximately £776m (2016/17: £594m). Any of the following changes in assumptions in isolation would cause the recoverable amount for the CGU to equal its carrying amount:

– reduction in the perpetuity growth rate from the 2.3% assumption applied to a revised assumption of a decline of 1.4%.

– an increase in the discount rate from the 8.8% assumption applied to a revised assumption of 11.5%.

– shortfalls in trading performance against forecast resulting in operating cash flows decreasing by 34% each year and in perpetuity.